UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,074,093)	$ (479,165)	$ (322,202)	$ 2,103,357	$ 1,859,613
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Allowance for credit losses and bad debts	791,245	789,852	842,339	(95,193)	132,561
Provision for inventory obsolescence			0	185	26,585
Gain from the disposal of property and equipment			0	0	(5,214)
Depreciation and amortization	46,465	36,951	70,497	76,594	45,455
Impairment of property and equipment			0	33,841	0
Amortization of finance lease assets	0	7,306	13,493	14,781	15,098
Non-cash operating lease expenses	99,636	27,149	54,501	53,044	49,446
Deferred income tax effect	(148,914)	(113,869)	(110,563)	10,054	(27,991)
Estimated warranty expenses (reversal)	108,073	(27,040)	(54,185)	36,971	27,462
Changes in operating assets and liabilities:
Accounts receivable	(8,999,285)	(651,784)	(4,471,382)	(6,318,575)	(626,233)
Prepayment	(2,018,193)	7,540	0	544,461	1,626,312
Prepaid expense	936,428	0	(2,060,278)	0	0
Other receivables	(105,843)	6,463	6,252	12,393	(15,197)
Contract assets	(4,119,007)	2,683	(546,755)	(450,769)	(150,063)
Due from related party	161	264	(58)	96	7,995
Inventories	11	2	5	(127)	1,775,773
Other current assets	0	(1,188,411)	0	16,178	(16,457)
Tax payables	354,877	143,621	313,463	370,714	344,918
Other payables	1,986,935	632,182	1,628,472	1,540,827	1,015,988
Accounts payable	4,173,124	(703,567)	1,305,885	1,745,087	87,085
Advance from customers	1,025,049	0	243	0	(4,591,413)
Contract liabilities	1,233,224	0
Operating lease liabilities	(93,034)	(6,511)	(54,501)	(53,044)	(52,396)
Advance from related parties	0	(55,035)	(62,367)	(20,643)	56,628
Payroll payable	72,943	11,390	(8,416)	17,446	(1,709)
CASH USED IN OPERATING ACTIVITIES	(5,730,198)	(1,559,979)	(3,455,557)	(362,322)	1,584,246
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(16,445)	(585)	(589)	(78,133)	(153,794)
Loan made to third part	(243,000)	(1,984,087)	(360,500)	0	0
Loan made to related parties			0	(39,348)	0
Repayment from related parties	0	38,901	39,186	0	10,759
CASH USED IN INVESTING ACTIVITIES	(259,445)	(1,945,771)	(321,903)	(117,481)	(143,035)
CASH FLOWS FROM FINANCING ACTIVITIES:
Offering cost	(962,563)	(1,017,291)	(1,037,551)	(417,487)	(207,969)
Repayment of bank loans			0	0	(1,867,293)
Principal payment for obligation under finance leases	0	(11,695)	(21,598)	(23,659)	(24,067)
Proceeds from related parties			0	0	132,084
Repayment to related parties	0	(38,901)	0	(25,468)	(133,924)
Gross proceeds from offering	8,000,000	5,000,000	5,000,000	0	0
CASH USED IN FINANCING ACTIVITIES	7,037,437	3,971,014	3,940,851	(466,614)	(2,101,169)
EFFECT OF EXCHANGE RATE ON CASH	32,707	(33,880)	2,385	27,990	20,058
NET CHANGE IN CASH	1,080,501	431,384	165,776	(918,427)	(639,900)
CASH AT BEGINNING OF PERIOD	572,807	407,031	407,031
CASH AT END OF PERIOD	1,653,308	838,415	572,807	407,031
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes	0	0	0	0	0
Interest	0	0	0	0	6,017
NON-CASH TRANSACTIONS
Operating lease assets obtained in exchange for lease obligations	687,751	0	139,933	0	32,742
Cashless exercise of warrants	1,579	0
Reclassification from finance lease assets to fixed assets at lease maturity			(29,439)	0	0
Previously Reported [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
CASH AT BEGINNING OF PERIOD	$ 572,807	$ 407,031	407,031	1,325,458	1,965,358
CASH AT END OF PERIOD			$ 572,807	$ 407,031	$ 1,325,458